Quarterly Holdings Report
for

Fidelity Flex℠ Large Cap Value II Fund

July 31, 2019

FLV-QTLY-0919
1.9893830.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	18,023	$613,683
CenturyLink, Inc.	6,192	74,861
Verizon Communications, Inc.	10,269	567,568
		1,256,112
Entertainment - 2.0%
Electronic Arts, Inc. (a)	1,552	143,560
The Walt Disney Co.	2,364	338,076
Viacom, Inc. Class B (non-vtg.)	2,303	69,896
		551,532
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	82	99,892
TripAdvisor, Inc. (a)	274	12,097
Yelp, Inc. (a)	386	13,529
		125,518
Media - 2.0%
Comcast Corp. Class A	7,803	336,856
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	1,525	63,486
Liberty SiriusXM Series C (a)	849	35,539
Omnicom Group, Inc.	1,285	103,083
Sinclair Broadcast Group, Inc. Class A	49	2,462
		541,426
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	821	26,551

TOTAL COMMUNICATION SERVICES		2,501,139

CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.1%
BorgWarner, Inc.	506	19,127
Gentex Corp.	308	8,445
The Goodyear Tire & Rubber Co.	113	1,551
		29,123
Automobiles - 0.6%
Ford Motor Co.	16,648	158,655
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	407	18,575
Graham Holdings Co.	5	3,714
Laureate Education, Inc. Class A (a)	216	3,540
		25,829
Hotels, Restaurants & Leisure - 1.0%
ARAMARK Holdings Corp.	340	12,305
Darden Restaurants, Inc.	799	97,126
Extended Stay America, Inc. unit	3,214	53,738
McDonald's Corp.	570	120,110
		283,279
Household Durables - 0.8%
Garmin Ltd.	1,058	83,148
Helen of Troy Ltd. (a)	49	7,266
PulteGroup, Inc.	3,184	100,328
Toll Brothers, Inc.	806	28,992
		219,734
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	1,161	47,822
Multiline Retail - 0.7%
Target Corp.	2,124	183,514
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	597	89,932
AutoZone, Inc. (a)	103	115,673
Dick's Sporting Goods, Inc.	745	27,692
The Home Depot, Inc.	250	53,423
		286,720
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (a)	352	55,011
Ralph Lauren Corp.	1,146	119,448
		174,459

TOTAL CONSUMER DISCRETIONARY		1,409,135

CONSUMER STAPLES - 9.4%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	51	20,008
Molson Coors Brewing Co. Class B	659	35,579
PepsiCo, Inc.	126	16,104
The Coca-Cola Co.	121	6,368
		78,059
Food & Staples Retailing - 2.4%
Casey's General Stores, Inc.	43	6,962
Costco Wholesale Corp.	198	54,575
Kroger Co.	6,788	143,634
Performance Food Group Co. (a)	140	6,139
U.S. Foods Holding Corp. (a)	425	15,032
Walmart, Inc.	3,907	431,255
		657,597
Food Products - 2.9%
Flowers Foods, Inc.	130	3,081
General Mills, Inc.	3,451	183,283
Ingredion, Inc.	266	20,559
McCormick & Co., Inc. (non-vtg.)	309	48,989
Mondelez International, Inc.	4,731	253,061
Pilgrim's Pride Corp. (a)	45	1,218
The Hershey Co.	893	135,504
The J.M. Smucker Co.	444	49,368
The Kraft Heinz Co.	2,285	73,143
Tyson Foods, Inc. Class A	435	34,583
		802,789
Household Products - 3.2%
Church & Dwight Co., Inc.	351	26,479
Clorox Co.	309	50,243
Colgate-Palmolive Co.	214	15,352
Kimberly-Clark Corp.	824	111,776
Procter & Gamble Co.	5,652	667,162
		871,012
Tobacco - 0.6%
Philip Morris International, Inc.	1,883	157,438

TOTAL CONSUMER STAPLES		2,566,895

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	233	17,163
Antero Resources Corp. (a)	5,818	26,821
Chevron Corp.	4,720	581,079
ConocoPhillips Co.	4,369	258,121
Exxon Mobil Corp.	9,241	687,161
HollyFrontier Corp.	944	46,983
Kinder Morgan, Inc.	10,062	207,478
Marathon Oil Corp.	3,299	46,417
Range Resources Corp.	512	2,913
		1,874,136
FINANCIALS - 21.8%
Banks - 9.7%
Bank of America Corp.	17,225	528,463
Citigroup, Inc.	6,007	427,458
JPMorgan Chase & Co.	7,353	852,947
M&T Bank Corp.	933	153,245
Regions Financial Corp.	6,414	102,175
SunTrust Banks, Inc.	447	29,770
U.S. Bancorp	373	21,317
Wells Fargo & Co.	10,730	519,439
		2,634,814
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	197	16,901
Bank of New York Mellon Corp.	418	19,613
CME Group, Inc.	16	3,111
Donnelley Financial Solutions, Inc. (a)	60	818
FactSet Research Systems, Inc.	54	14,974
Franklin Resources, Inc.	13	424
Goldman Sachs Group, Inc.	41	9,025
Invesco Ltd.	6,345	121,761
Janus Henderson Group PLC	74	1,485
Legg Mason, Inc.	309	11,637
LPL Financial	168	14,090
Morgan Stanley	5,383	239,866
State Street Corp.	233	13,535
T. Rowe Price Group, Inc.	42	4,762
		472,002
Consumer Finance - 2.6%
Ally Financial, Inc.	4,537	149,313
American Express Co.	1,131	140,662
Capital One Financial Corp.	2,310	213,490
Discover Financial Services	288	25,845
Navient Corp.	914	12,933
Santander Consumer U.S.A. Holdings, Inc.	170	4,575
Synchrony Financial	4,699	168,600
		715,418
Diversified Financial Services - 2.5%
AXA Equitable Holdings, Inc.	36	809
Berkshire Hathaway, Inc. Class B (a)	3,108	638,476
Jefferies Financial Group, Inc.	2,261	48,227
		687,512
Insurance - 4.8%
AFLAC, Inc.	1,671	87,961
Alleghany Corp. (a)	1	686
Allstate Corp.	1,802	193,535
American National Insurance Co.	33	3,994
Arch Capital Group Ltd. (a)	1,756	67,940
Assurant, Inc.	51	5,781
Axis Capital Holdings Ltd.	365	23,240
Chubb Ltd.	15	2,293
Everest Re Group Ltd.	53	13,072
First American Financial Corp.	2,639	152,587
FNF Group	1,850	79,328
Hanover Insurance Group, Inc.	212	27,499
Hartford Financial Services Group, Inc.	1,561	89,960
Kemper Corp.	165	14,523
Lincoln National Corp.	398	26,005
Loews Corp.	2,284	122,285
Old Republic International Corp.	3,330	75,957
Primerica, Inc.	60	7,361
Progressive Corp.	2,326	188,359
Prudential Financial, Inc.	495	50,148
RenaissanceRe Holdings Ltd.	92	16,666
Unum Group	1,710	54,635
		1,303,815
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	8,113	77,479
MFA Financial, Inc.	6,258	44,932
		122,411
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	369	8,413

TOTAL FINANCIALS		5,944,385

HEALTH CARE - 13.9%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	254	28,776
Amgen, Inc.	722	134,711
Biogen, Inc. (a)	818	194,537
bluebird bio, Inc. (a)	12	1,575
Gilead Sciences, Inc.	1,824	119,508
Regeneron Pharmaceuticals, Inc. (a)	334	101,790
		580,897
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	3,499	304,763
Baxter International, Inc.	2,018	169,451
Danaher Corp.	791	111,136
Dentsply Sirona, Inc.	1,817	98,936
Hill-Rom Holdings, Inc.	653	69,636
Hologic, Inc. (a)	915	46,894
Integra LifeSciences Holdings Corp. (a)	95	6,022
Medtronic PLC	3,153	321,417
		1,128,255
Health Care Providers & Services - 1.6%
Anthem, Inc.	372	109,595
CVS Health Corp.	3,498	195,433
Molina Healthcare, Inc. (a)	908	120,564
UnitedHealth Group, Inc.	26	6,474
		432,066
Health Care Technology - 0.0%
Cerner Corp.	130	9,315
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	52	3,609
Bruker Corp.	98	4,689
Thermo Fisher Scientific, Inc.	338	93,856
		102,154
Pharmaceuticals - 5.7%
Allergan PLC	397	63,719
Bristol-Myers Squibb Co.	4,922	218,586
Eli Lilly & Co.	905	98,600
Johnson & Johnson	3,920	510,462
Merck & Co., Inc.	1,908	158,345
Mylan NV (a)	4,698	98,188
Pfizer, Inc.	10,166	394,847
		1,542,747

TOTAL HEALTH CARE		3,795,434

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.0%
Arconic, Inc.	3,361	84,159
Lockheed Martin Corp.	192	69,537
Moog, Inc. Class A	396	32,258
Parsons Corp.	551	20,227
Raytheon Co.	59	10,755
United Technologies Corp.	2,575	344,020
		560,956
Airlines - 0.3%
Delta Air Lines, Inc.	92	5,616
JetBlue Airways Corp. (a)	1,295	24,903
Southwest Airlines Co.	1,001	51,582
		82,101
Building Products - 0.7%
Johnson Controls International PLC	4,846	205,664
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	71	2,988
Herman Miller, Inc.	151	6,846
KAR Auction Services, Inc.	1,981	52,972
Republic Services, Inc.	1,838	162,939
Tetra Tech, Inc.	245	19,404
UniFirst Corp.	74	14,568
Waste Management, Inc.	377	44,109
		303,826
Construction & Engineering - 0.3%
Arcosa, Inc.	59	2,213
EMCOR Group, Inc.	579	48,862
Quanta Services, Inc.	272	10,178
Valmont Industries, Inc.	66	9,082
		70,335
Electrical Equipment - 0.4%
Eaton Corp. PLC	1,268	104,217
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	75	10,816
General Electric Co.	7,978	83,370
ITT, Inc.	180	11,236
Roper Technologies, Inc.	19	6,909
		112,331
Machinery - 1.8%
AGCO Corp.	1,902	146,454
Allison Transmission Holdings, Inc.	56	2,573
Caterpillar, Inc.	631	83,084
Crane Co.	87	7,282
Cummins, Inc.	1,018	166,952
Gates Industrial Corp. PLC (a)	527	5,786
Oshkosh Corp.	326	27,244
PACCAR, Inc.	66	4,629
Timken Co.	475	21,712
Woodward, Inc.	136	15,237
		480,953
Professional Services - 0.9%
FTI Consulting, Inc. (a)	899	93,901
IHS Markit Ltd. (a)	2,263	145,782
Manpower, Inc.	106	9,683
		249,366
Road & Rail - 1.2%
CSX Corp.	2,536	178,534
Kansas City Southern	1,123	138,960
Norfolk Southern Corp.	36	6,880
		324,374

TOTAL INDUSTRIALS		2,494,123

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.0%
Ciena Corp. (a)	1,839	83,160
Cisco Systems, Inc.	1,802	99,831
Juniper Networks, Inc.	3,042	82,195
		265,186
Electronic Equipment & Components - 0.6%
Avnet, Inc.	1,594	72,399
Dolby Laboratories, Inc. Class A	111	7,559
Keysight Technologies, Inc. (a)	105	9,400
National Instruments Corp.	385	16,078
Tech Data Corp. (a)	392	39,725
Trimble, Inc. (a)	122	5,156
		150,317
IT Services - 1.5%
Amdocs Ltd.	2,342	149,865
CACI International, Inc. Class A (a)	33	7,100
CoreLogic, Inc. (a)	356	16,223
Genpact Ltd.	273	10,833
IBM Corp.	1,559	231,106
		415,127
Semiconductors & Semiconductor Equipment - 2.6%
Cirrus Logic, Inc. (a)	70	3,434
Intel Corp.	11,368	574,652
Micron Technology, Inc. (a)	108	4,848
ON Semiconductor Corp. (a)	602	12,949
Qualcomm, Inc.	1,696	124,079
Silicon Laboratories, Inc. (a)	21	2,356
		722,318
Software - 1.3%
Avalara, Inc. (a)	162	13,200
Cadence Design Systems, Inc. (a)	888	65,632
LogMeIn, Inc.	78	5,926
Nuance Communications, Inc. (a)	4,654	77,443
Synopsys, Inc. (a)	1,057	140,327
Verint Systems, Inc. (a)	972	56,250
		358,778
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	4,147	59,592
Xerox Corp.	3,870	124,227
		183,819

TOTAL INFORMATION TECHNOLOGY		2,095,545

MATERIALS - 3.9%
Chemicals - 2.1%
CF Industries Holdings, Inc.	1,267	62,793
DowDuPont, Inc.	3,281	236,757
Eastman Chemical Co.	822	61,938
Huntsman Corp.	6,903	141,857
Linde PLC	345	65,992
		569,337
Construction Materials - 0.0%
Eagle Materials, Inc.	13	1,076
Containers & Packaging - 0.3%
Aptargroup, Inc.	31	3,752
Berry Global Group, Inc. (a)	264	11,893
Graphic Packaging Holding Co.	1,970	29,274
International Paper Co.	575	25,248
		70,167
Metals & Mining - 1.2%
Newmont Goldcorp Corp.	4,259	155,539
Reliance Steel & Aluminum Co.	1,527	152,624
Royal Gold, Inc.	275	31,474
		339,637
Paper & Forest Products - 0.3%
Domtar Corp.	2,066	87,702

TOTAL MATERIALS		1,067,919

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Assets Trust, Inc.	365	16,936
American Campus Communities, Inc.	268	12,529
American Homes 4 Rent Class A	493	11,936
Apple Hospitality (REIT), Inc.	3,917	61,536
Brandywine Realty Trust (SBI)	312	4,602
Brixmor Property Group, Inc.	5,185	98,411
Camden Property Trust (SBI)	271	28,105
Corrections Corp. of America	1,568	26,609
EastGroup Properties, Inc.	168	20,241
Empire State Realty Trust, Inc.	676	9,471
EPR Properties	105	7,815
Equity Commonwealth	228	7,656
Gaming & Leisure Properties	1,573	59,318
Hospitality Properties Trust (SBI)	994	24,562
Host Hotels & Resorts, Inc.	3,527	61,335
Life Storage, Inc.	502	48,940
Omega Healthcare Investors, Inc.	251	9,111
Outfront Media, Inc.	2,661	72,326
Park Hotels & Resorts, Inc.	3,992	105,429
PS Business Parks, Inc.	181	31,675
Realty Income Corp.	129	8,928
Retail Properties America, Inc.	1,038	12,622
RLJ Lodging Trust	575	9,936
Spirit MTA REIT	485	4,079
Spirit Realty Capital, Inc.	1,788	78,887
Store Capital Corp.	2,423	82,891
Sunstone Hotel Investors, Inc.	525	6,935
Ventas, Inc.	1,125	75,701
VEREIT, Inc.	13,484	122,974
Weingarten Realty Investors (SBI)	365	10,187
		1,131,683
UTILITIES - 5.2%
Electric Utilities - 3.2%
Allete, Inc.	93	8,086
Duke Energy Corp.	1,257	109,007
Edison International	23	1,714
Evergy, Inc.	232	14,034
Exelon Corp.	4,539	204,527
NextEra Energy, Inc.	246	50,964
OGE Energy Corp.	3,014	129,451
PNM Resources, Inc.	954	47,385
Portland General Electric Co.	2,207	121,054
PPL Corp.	3,333	98,757
Xcel Energy, Inc.	1,583	94,363
		879,342
Gas Utilities - 0.7%
Atmos Energy Corp.	143	15,593
Southwest Gas Holdings, Inc.	344	30,585
UGI Corp.	2,787	142,388
		188,566
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	364	6,112
Multi-Utilities - 1.1%
Ameren Corp.	2,153	162,961
MDU Resources Group, Inc.	4,769	127,523
NorthWestern Energy Corp.	89	6,223
		296,707
Water Utilities - 0.2%
American States Water Co.	21	1,627
American Water Works Co., Inc.	412	47,289
		48,916

TOTAL UTILITIES		1,419,643

TOTAL COMMON STOCKS
(Cost $26,008,343)		26,300,037

Money Market Funds - 3.3%
Fidelity Cash Central Fund 2.43% (b)
(Cost $893,831)	893,653	893,831
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $26,902,174)		27,193,868
NET OTHER ASSETS (LIABILITIES) - 0.2%(c)		65,051
NET ASSETS - 100%		$27,258,919

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Sept. 2019	$894,690	$11,716	$11,716

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $37,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,471
Total	$7,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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